Basic and Diluted Net Earnings Per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator (thousands):
Net income attributed to Sapiens' shareholders	$ 13,785	$ 352	$ 19,336
Adjustment to redeemable non-controlling interest		350	443
Net income used for earnings per share	$ 13,785	$ 702	$ 19,779
Denominator (thousands):
Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	49,827	49,170	48,947
Stock options	279	756	833
Denominator for diluted net earnings per share - adjusted weighted average number of shares	50,106	49,926	49,780